QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.6%
COMMUNICATION SERVICES – 10.4%
Alphabet, Inc., Class A*	1,792	$251,059
AT&T, Inc.	1,075	19,017
BCE, Inc.	172	6,940
Charter Communications, Inc., Class A*	24	8,897
Comcast Corp., Class A	591	27,505
Electronic Arts, Inc.	46	6,329
Meta Platforms, Inc., Class A*	349	136,159
Netflix, Inc.*	71	40,052
Pinterest, Inc., Class A*	114	4,271
Sirius XM Holdings, Inc.	754	3,838
Snap, Inc., Class A*	265	4,211
Spotify Technology SA*	33	7,106
TELUS Corp.	293	5,245
Trade Desk, Inc. (The), Class A*	86	5,885
Verizon Communications, Inc.	622	26,342
Walt Disney Co. (The)	298	28,623
		581,479
CONSUMER DISCRETIONARY – 11.7%
Airbnb, Inc., Class A*	70	10,090
Amazon.com, Inc.*	1,619	251,269
AutoZone, Inc.*	3	8,286
Best Buy Co., Inc.	45	3,262
Booking Holdings, Inc.*	6	21,045
Chipotle Mexican Grill, Inc.*	5	12,044
Darden Restaurants, Inc.	26	4,227
Deckers Outdoor Corp.*	5	3,769
DoorDash, Inc., Class A*	64	6,669
DR Horton, Inc.	60	8,575
eBay, Inc.	100	4,107
Expedia Group, Inc.*	26	3,856
Ferrari NV	29	10,032
Garmin Ltd.	39	4,660
General Motors Co.	225	8,730
Genuine Parts Co.	30	4,207
Hilton Worldwide Holdings, Inc.	42	8,020
Home Depot, Inc. (The)	159	56,121
Las Vegas Sands Corp.	130	6,360
Lennar Corp., Class A	52	7,792
Lowe's Cos., Inc.	95	20,220
Lululemon Athletica, Inc.*	21	9,530
Marriott International, Inc., Class A	46	11,028
McDonald's Corp.	117	34,248
MercadoLibre, Inc.*	9	15,406
NIKE, Inc., Class B	183	18,580
NVR, Inc.*	1	7,075
O'Reilly Automotive, Inc.*	10	10,230
PulteGroup, Inc.	45	4,705
Ross Stores, Inc.	61	8,557
Starbucks Corp.	189	17,583
Stellantis NV	492	10,804
Tesla, Inc.*	54	10,114
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
TJX Cos., Inc. (The)	190	$18,033
Ulta Beauty, Inc.*	10	5,020
Yum China Holdings, Inc.	86	2,975
Yum! Brands, Inc.	53	6,863
		654,092
CONSUMER STAPLES – 7.1%
Altria Group, Inc.	305	12,237
Archer-Daniels-Midland Co.	99	5,502
Clorox Co. (The)	26	3,776
Coca-Cola Co. (The)	694	41,286
Coca-Cola Europacific Partners PLC	89	6,132
Colgate-Palmolive Co.	143	12,041
Constellation Brands, Inc., Class A	31	7,597
Costco Wholesale Corp.	71	49,336
Dollar General Corp.	39	5,151
Estee Lauder Cos., Inc. (The), Class A	41	5,412
General Mills, Inc.	112	7,270
Hershey Co. (The)	30	5,806
Hormel Foods Corp.	113	3,432
Kellanova	74	4,052
Kimberly-Clark Corp.	54	6,532
Kroger Co. (The)	133	6,137
McCormick & Co., Inc.	55	3,749
Mondelez International, Inc., Class A	207	15,581
Monster Beverage Corp.*	183	10,069
PepsiCo, Inc.	221	37,245
Procter & Gamble Co. (The)	375	58,928
Sysco Corp.	95	7,688
Target Corp.	80	11,126
Walmart, Inc.	427	70,562
		396,647
ENERGY – 5.4%
Baker Hughes Co.	176	5,016
Cameco Corp.	95	4,536
Canadian Natural Resources Ltd.	187	11,966
Cenovus Energy, Inc.	280	4,530
Chevron Corp.	301	44,376
ConocoPhillips	195	21,815
Coterra Energy, Inc.	163	4,055
Devon Energy Corp.	126	5,294
Enbridge, Inc.	364	12,922
Energy Transfer LP	609	8,709
Enterprise Products Partners LP	383	10,249
EOG Resources, Inc.	101	11,493
Exxon Mobil Corp.	636	65,387
Halliburton Co.	172	6,132
Hess Corp.	56	7,870
Kinder Morgan, Inc.	379	6,413
Marathon Petroleum Corp.	67	11,095
MPLX LP	155	5,975

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Pembina Pipeline Corp.	120	$4,132
Pioneer Natural Resources Co.	42	9,653
Schlumberger NV	245	11,931
Suncor Energy, Inc.	198	6,558
TC Energy Corp.	192	7,571
Valero Energy Corp.	62	8,612
Williams Cos., Inc. (The)	223	7,729
		304,019
FINANCIALS – 8.3%
Aflac, Inc.	96	8,097
Allstate Corp. (The)	49	7,607
American Express Co.	120	24,089
American International Group, Inc.	127	8,828
Ameriprise Financial, Inc.	19	7,350
Aon PLC, Class A	35	10,445
Arch Capital Group Ltd.*	68	5,605
Arthur J Gallagher & Co.	39	9,054
Bank of America Corp.	1,269	43,159
Berkshire Hathaway, Inc., Class B*	37	14,198
Brookfield Corp.	272	10,793
Brown & Brown, Inc.	61	4,731
Capital One Financial Corp.	68	9,202
Chubb Ltd.	69	16,905
Fidelity National Information Services, Inc.	112	6,973
First Citizens Bancshares, Inc., Class A	3	4,530
Fleetcor Technologies, Inc.*	15	4,349
Global Payments, Inc.	50	6,661
Hartford Financial Services Group, Inc. (The)	61	5,305
Huntington Bancshares, Inc.	318	4,048
JPMorgan Chase & Co.	51	8,892
Manulife Financial Corp.	335	7,407
Marsh & McLennan Cos., Inc.	83	16,089
Mastercard, Inc., Class A	148	66,486
MetLife, Inc.	133	9,220
Morgan Stanley	38	3,315
MSCI, Inc.	14	8,381
Nasdaq, Inc.	110	6,355
PayPal Holdings, Inc.*	187	11,472
Principal Financial Group, Inc.	52	4,113
Progressive Corp. (The)	90	16,042
State Street Corp.	63	4,654
T Rowe Price Group, Inc.	46	4,989
Travelers Cos., Inc. (The)	38	8,032
Truist Financial Corp.	240	8,894
UBS Group AG	524	15,673
US Bancorp	270	11,216
Visa, Inc., Class A	29	7,925
W R Berkley Corp.	57	4,667
Wells Fargo & Co.	534	26,796

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Willis Towers Watson PLC	21	$5,172
		467,719
HEALTH CARE – 14.2%
Abbott Laboratories	281	31,795
AbbVie, Inc.	256	42,086
Agilent Technologies, Inc.	54	7,025
Align Technology, Inc.*	16	4,277
Alnylam Pharmaceuticals, Inc.*	24	4,150
Amgen, Inc.	79	24,827
Baxter International, Inc.	109	4,217
Becton Dickinson & Co	50	11,941
Biogen, Inc.*	25	6,167
BioMarin Pharmaceutical, Inc.*	39	3,435
Boston Scientific Corp.*	249	15,752
Bristol-Myers Squibb Co.	309	15,101
Cardinal Health, Inc.	50	5,460
Centene Corp.*	85	6,401
Cigna Group (The)	50	15,048
Cooper Cos., Inc. (The)	11	4,103
CVS Health Corp.	215	15,990
Danaher Corp.	120	28,789
Edwards Lifesciences Corp.*	110	8,632
Elevance Health, Inc.	39	19,244
Eli Lilly & Co.	135	87,157
Gilead Sciences, Inc.	190	14,869
HCA Healthcare, Inc.	42	12,806
Hologic, Inc.*	50	3,722
Humana, Inc.	22	8,317
IDEXX Laboratories, Inc.*	15	7,726
Illumina, Inc.*	33	4,719
Intuitive Surgical, Inc.*	58	21,937
Johnson & Johnson	346	54,979
Laboratory Corp. of America Holdings	18	4,001
McKesson Corp.	23	11,498
Medtronic PLC	222	19,434
Merck & Co., Inc.	367	44,326
Mettler-Toledo International, Inc.*	4	4,789
Molina Healthcare, Inc.*	12	4,277
Pfizer, Inc.	834	22,585
Regeneron Pharmaceuticals, Inc.*	18	16,970
Stryker Corp.	63	21,135
Thermo Fisher Scientific, Inc.	62	33,417
UnitedHealth Group, Inc.	146	74,714
Veeva Systems, Inc., Class A*	31	6,430
Vertex Pharmaceuticals, Inc.*	43	18,635
West Pharmaceutical Services, Inc.	15	5,596
Zimmer Biomet Holdings, Inc.	42	5,275
Zoetis, Inc.	77	14,461
		798,215

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS – 8.1%
3M Co.	97	$9,152
AMETEK, Inc.	43	6,968
Automatic Data Processing, Inc.	69	16,959
Axon Enterprise, Inc.*	16	3,985
Booz Allen Hamilton Holding Corp.	27	3,801
Builders FirstSource, Inc.*	26	4,517
Canadian National Railway Co.	110	13,644
Caterpillar, Inc.	83	24,926
Cintas Corp.	18	10,882
Copart, Inc.*	174	8,359
CSX Corp.	342	12,209
Cummins, Inc.	27	6,461
Deere & Co.	47	18,498
Dover Corp.	29	4,344
Eaton Corp. PLC	67	16,487
Emerson Electric Co.	101	9,265
Expeditors International of Washington, Inc.	32	4,043
Fastenal Co.	107	7,301
FedEx Corp.	44	10,617
Ferguson PLC	35	6,575
Fortive Corp.	71	5,551
General Dynamics Corp.	47	12,454
Honeywell International, Inc.	108	21,844
Howmet Aerospace, Inc.	86	4,838
Hubbell, Inc.	11	3,691
IDEX Corp.	16	3,384
Illinois Tool Works, Inc.	51	13,306
JB Hunt Transport Services, Inc.	22	4,422
Johnson Controls International PLC	126	6,639
Norfolk Southern Corp.	40	9,410
Northrop Grumman Corp.	26	11,616
Old Dominion Freight Line, Inc.	20	7,820
Otis Worldwide Corp.	77	6,810
PACCAR, Inc.	94	9,437
Parker-Hannifin Corp.	23	10,683
Paychex, Inc.	66	8,034
Republic Services, Inc.	56	9,583
Rockwell Automation, Inc.	22	5,572
Rollins, Inc.	102	4,418
Thomson Reuters Corp.	79	11,741
Trane Technologies PLC	40	10,082
TransDigm Group, Inc.	9	9,834
Union Pacific Corp.	100	24,393
Verisk Analytics, Inc.	28	6,763
Vertiv Holdings Co., Class A	78	4,394
Waste Connections, Inc.	48	7,452
Waste Management, Inc.	69	12,808
WW Grainger, Inc.	9	8,061
		454,033

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY – 28.5%
Accenture PLC, Class A	101	$36,752
Adobe, Inc.*	73	45,098
Advanced Micro Devices, Inc.*	33	5,534
Akamai Technologies, Inc.*	31	3,820
Amphenol Corp., Class A	105	10,616
Analog Devices, Inc.	83	15,966
ANSYS, Inc.*	17	5,573
Apple, Inc.	1,300	239,720
Applied Materials, Inc.	137	22,509
Arista Networks, Inc.*	53	13,710
Atlassian Corp., Class A*	27	6,744
Autodesk, Inc.*	38	9,645
Broadcom, Inc.	74	87,320
Cadence Design Systems, Inc.*	47	13,558
CDW Corp.	24	5,441
CGI, Inc.*	43	4,808
Check Point Software Technologies Ltd.*	25	3,973
Cisco Systems, Inc.	657	32,968
Cognizant Technology Solutions Corp., Class A	94	7,249
Corning, Inc.	171	5,556
Crowdstrike Holdings, Inc., Class A*	37	10,823
Datadog, Inc., Class A*	52	6,471
Dell Technologies, Inc., Class C	53	4,393
Dynatrace, Inc.*	64	3,648
EPAM Systems, Inc.*	12	3,337
Fair Isaac Corp.*	5	5,994
Fortinet, Inc.*	140	9,029
Gartner, Inc.*	15	6,862
Hewlett Packard Enterprise Co.	252	3,853
HP, Inc.	178	5,110
HubSpot, Inc.*	10	6,110
Intel Corp.	616	26,537
International Business Machines Corp.	135	24,794
Intuit, Inc.	46	29,041
Keysight Technologies, Inc.*	35	5,364
KLA Corp.	23	13,663
Lam Research Corp.	22	18,154
Marvell Technology, Inc.	154	10,426
Microchip Technology, Inc.	97	8,262
Micron Technology, Inc.	186	15,950
Microsoft Corp.	666	264,788
Monolithic Power Systems, Inc.	9	5,424
Motorola Solutions, Inc.	30	9,585
NetApp, Inc.	45	3,924
NVIDIA Corp.	387	238,110
NXP Semiconductors NV	45	9,476
Oracle Corp.	440	49,148
Palantir Technologies, Inc., Class A*	359	5,776
Palo Alto Networks, Inc.*	48	16,248
PTC, Inc.*	25	4,516

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
QUALCOMM, Inc.	182	$27,029
Salesforce, Inc.*	155	43,569
Seagate Technology Holdings PLC	46	3,941
ServiceNow, Inc.*	34	26,024
Skyworks Solutions, Inc.	35	3,656
Snowflake, Inc., Class A*	52	10,173
Splunk, Inc.*	31	4,754
Synopsys, Inc.*	26	13,867
TE Connectivity Ltd.	57	8,105
Teradyne, Inc.	32	3,091
Texas Instruments, Inc.	148	23,698
VeriSign, Inc.*	20	3,978
Western Digital Corp.*	68	3,893
Workday, Inc., Class A*	37	10,770
Zoom Video Communications, Inc., Class A*	56	3,618
Zscaler, Inc.*	26	6,127
		1,597,669
MATERIALS – 2.8%
Air Products and Chemicals, Inc.	39	9,973
Ball Corp.	70	3,881
Barrick Gold Corp.	265	4,134
Corteva, Inc.	123	5,594
CRH PLC	115	8,252
Dow, Inc.	131	7,022
Ecolab, Inc.	50	9,911
Franco-Nevada Corp.	41	4,438
Freeport-McMoRan, Inc.	229	9,089
International Flavors & Fragrances, Inc.	54	4,357
Linde PLC	79	31,982
LyondellBasell Industries NV, Class A	63	5,929
Newmont Corp.	208	7,178
Nucor Corp.	45	8,412
Nutrien Ltd.	98	4,887
PPG Industries, Inc.	41	5,783
Sherwin-Williams Co. (The)	44	13,393
Steel Dynamics, Inc.	35	4,224
Teck Resources Ltd., Class B	100	4,001
Vulcan Materials Co.	26	5,876
		158,316
REAL ESTATE – 1.8%
American Tower Corp., REIT	78	15,261
AvalonBay Communities, Inc., REIT	28	5,012
CBRE Group, Inc., Class A*	60	5,179
Crown Castle, Inc., REIT	78	8,443
Equinix, Inc., REIT	16	13,276
Equity Residential, REIT	78	4,695
Invitation Homes, Inc., REIT	130	4,281
Iron Mountain, Inc., REIT	62	4,186
Public Storage, REIT	31	8,779
	Number of Shares	Value
COMMON STOCKS (Continued)
REAL ESTATE (Continued)
SBA Communications Corp., REIT	21	$4,701
Simon Property Group, Inc., REIT	59	8,178
Sun Communities, Inc., REIT	26	3,259
Ventas, Inc., REIT	86	3,990
Welltower, Inc., REIT	97	8,391
Weyerhaeuser Co., REIT	148	4,850
		102,481
UTILITIES – 1.3%
Ameren Corp.	57	3,966
American Electric Power Co., Inc.	96	7,501
American Water Works Co., Inc.	39	4,837
CenterPoint Energy, Inc.	139	3,884
Consolidated Edison, Inc.	67	6,090
DTE Energy Co.	43	4,533
Entergy Corp.	45	4,489
Exelon Corp.	188	6,544
Fortis, Inc.	105	4,214
Southern Co. (The)	187	13,000
WEC Energy Group, Inc.	63	5,088
Xcel Energy, Inc.	105	6,286
		70,432
TOTAL COMMON STOCKS
(Cost $5,012,410)		5,585,102

SHORT-TERM INVESTMENTS – 0.4%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	23,914	23,914
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,914)		23,914
TOTAL INVESTMENTS – 100.0%
(Cost $5,036,324)		5,609,016
Other Assets in Excess of Liabilities – 0.0%		1,165
TOTAL NET ASSETS – 100.0%		$5,610,181

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT :	Real Estate Investment Trust